MFS

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of MFS Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of MFS Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

MFS VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
Growth Stock Fund - Class A (MIG)
1,304,701 shares (cost $22,313,312)	$30,125,550
MFS Bond Fund - Class A (MFB)
391,013 shares (cost $5,068,126)	5,376,429
MFS Growth Fund - Class A (MEG)
41,519 shares (cost $1,879,997)	2,936,239
MFS High Income Fund - Class A (MFH)
1,250,168 shares (cost $4,303,221)	4,250,571
MFS Research Fund - Class A (MFR)
191,974 shares (cost $5,460,190)	7,127,991
MFS Strategic Income Fund - Class A (MSI)
168,237 shares (cost $1,096,751)	1,090,175
MFS Total Return Fund - Class A (MTR)
726,953 shares (cost $11,127,593)	13,114,236
MFS U.S. Government Money Market Fund (MMM)
3,616,016 shares (cost $3,616,016)	3,616,016
Massachusetts Investors Trust: Class A (MIT)
268,732 shares (cost $5,819,584)	7,508,362
NVIT Money Market Fund - Class I (SAM)
135,336 shares (cost $135,336)	135,336

Total Investments	$75,280,905

Other Accounts Receivable	182
Accounts Receivable - Growth Stock Fund - Class A (MIG)	9,454
Accounts Receivable - MFS Bond Fund - Class A (MFB)	19,302
Accounts Receivable - MFS High Income Fund - Class A (MFH)	23,580
Accounts Receivable - Massachusetts Investors Trust: Class A (MIT)	11,474
Accounts Payable - MFS Research Fund - Class A (MFR)	(20,423)
Accounts Payable - MFS Strategic Income Fund - Class A (MSI)	(4,596)
Accounts Payable - MFS Total Return Fund - Class A (MTR)	(41,733)
Accounts Payable - MFS U.S. Government Money Market Fund (MMM)	(17,601)

$75,260,544

Contract Owners’ Equity:
Accumulation units	74,628,749
Contracts in payout (annuitization) period (note 1f)	631,795

Total Contract Owners’ Equity (note 5)	$75,260,544

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	MIG	MFB	MEG	MFH	MFR	MSI	MTR
Reinvested dividends	$1,152,974	227,900	197,746	-	240,666	69,391	39,544	305,248
Mortality and expense risk charges (note 2)	(1,035,146)	(406,628)	(80,232)	(38,882)	(56,603)	(99,057)	(14,201)	(182,175)

Net investment income (loss)	117,828	(178,728)	117,514	(38,882)	184,063	(29,666)	25,343	123,073

Realized gain (loss) on investments	2,999,471	1,534,162	172,334	95,437	(42,247)	585,075	(2,851)	270,149
Change in unrealized gain (loss) on investments	(1,133,589)	(1,389,821)	8,902	(81,728)	348,157	(326,620)	44,728	454,395

Net gain (loss) on investments	1,865,882	144,341	181,236	13,709	305,910	258,455	41,877	724,544

Reinvested capital gains	2,377,745	1,463,975	-	48,544	-	315,445	-	175,745

Net increase (decrease) in contract owners’ equity resulting from operations	$4,361,455	1,429,588	298,750	23,371	489,973	544,234	67,220	1,023,362

Investment Activity:	MMM	MIT	SAM
Reinvested dividends	$2,795	69,673	11
Mortality and expense risk charges (note 2)	(51,714)	(103,352)	(2,302)

Net investment income (loss)	(48,919)	(33,679)	(2,291)

Realized gain (loss) on investments	-	387,412	-
Change in unrealized gain (loss) on investments	-	(191,602)	-

Net gain (loss) on investments	-	195,810	-

Reinvested capital gains	-	374,033	3

Net increase (decrease) in contract owners’ equity resulting from operations	$(48,919)	536,164	(2,288)

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		MIG		MFB		MEG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$117,828	191,431	(178,728)	(167,950)	117,514	148,934	(38,882)	(42,018)
Realized gain (loss) on investments	2,999,471	3,409,312	1,534,162	1,818,844	172,334	69,001	95,437	159,467
Change in unrealized gain (loss) on investments	(1,133,589)	(7,769,474)	(1,389,821)	(3,766,288)	8,902	(345,024)	(81,728)	(56,201)
Reinvested capital gains	2,377,745	3,132,259	1,463,975	1,694,479	-	17,392	48,544	116,423

Net increase (decrease) in contract owners’ equity resulting from operations	4,361,455	(1,036,472)	1,429,588	(420,915)	298,750	(109,697)	23,371	177,671

Equity transactions:
Purchase payments received from contract owners (note 3)	845,001	1,421,801	491,195	487,729	88,801	13,830	150	8,299
Transfers between funds	-	-	(79,282)	(134,388)	8,367	(51,490)	(189)	113,984
Redemptions (note 3)	(12,253,723)	(9,786,043)	(3,629,057)	(3,400,936)	(1,484,772)	(519,683)	(207,845)	(277,444)
Annuity benefits	(106,768)	(131,984)	(40,548)	(45,716)	(7,519)	(6,785)	(638)	(695)
Contract maintenance charges (note 2)	(39,077)	(42,094)	(15,913)	(16,921)	(2,229)	(2,423)	(1,505)	(1,576)
Contingent deferred sales charges (note 2)	(856)	1,011	(289)	(62)	(240)	(9)	-	(7)
Adjustments to maintain reserves	(39,664)	24,290	3,489	10,250	17,732	6,557	47	(1,102)

Net equity transactions	(11,595,087)	(8,513,019)	(3,270,405)	(3,100,044)	(1,379,860)	(560,003)	(209,980)	(158,541)

Net change in contract owners’ equity	(7,233,632)	(9,549,491)	(1,840,817)	(3,520,959)	(1,081,110)	(669,700)	(186,609)	19,130
Contract owners’ equity beginning of period	82,494,176	92,043,667	31,975,821	35,496,780	6,476,841	7,146,541	3,123,035	3,103,905

Contract owners’ equity end of period	$75,260,544	82,494,176	30,135,004	31,975,821	5,395,731	6,476,841	2,936,426	3,123,035

CHANGES IN UNITS:
Beginning units	544,858	589,087	100,673	110,223	63,038	68,491	37,393	39,222
Units purchased	32,900	65,077	2,536	3,575	835	134	35	1,559
Units redeemed	(104,292)	(109,305)	(12,759)	(13,125)	(13,813)	(5,587)	(2,581)	(3,388)

Ending units	473,466	544,858	90,450	100,673	50,060	63,038	34,847	37,393

	MFH		MFR		MSI		MTR
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$184,063	199,325	(29,666)	(52,302)	25,343	27,800	123,073	177,662
Realized gain (loss) on investments	(42,247)	40,161	585,075	702,621	(2,851)	(3,056)	270,149	261,505
Change in unrealized gain (loss) on investments	348,157	(457,945)	(326,620)	(1,137,390)	44,728	(60,611)	454,395	(1,128,751)
Reinvested capital gains	-	-	315,445	459,103	-	-	175,745	433,168

Net increase (decrease) in contract owners’ equity resulting from operations	489,973	(218,459)	544,234	(27,968)	67,220	(35,867)	1,023,362	(256,416)

Equity transactions:
Purchase payments received from contract owners (note 3)	(15,499)	164,050	70,087	267,658	1,075	169	123,929	187,760
Transfers between funds	220,393	(70,281)	8,971	(91,691)	67,911	-	664	(28,604)
Redemptions (note 3)	(509,598)	(809,889)	(1,278,652)	(1,232,645)	(83,037)	(68,377)	(2,980,448)	(1,910,858)
Annuity benefits	(7,336)	(8,869)	(9,645)	(9,304)	(1,599)	(2,702)	(15,365)	(27,512)
Contract maintenance charges (note 2)	(2,869)	(3,246)	(2,952)	(3,263)	(488)	(527)	(5,180)	(5,527)
Contingent deferred sales charges (note 2)	(198)	(64)	-	(105)	-	-	(5)	1,273
Adjustments to maintain reserves	22,556	352	(21,785)	(7,764)	(5,140)	640	(46,047)	13,596

Net equity transactions	(292,551)	(727,947)	(1,233,976)	(1,077,114)	(21,278)	(70,797)	(2,922,452)	(1,769,872)

Net change in contract owners’ equity	197,422	(946,406)	(689,742)	(1,105,082)	45,942	(106,664)	(1,899,090)	(2,026,288)
Contract owners’ equity beginning of period	4,076,729	5,023,135	7,797,310	8,902,392	1,039,637	1,146,301	14,971,593	16,997,881

Contract owners’ equity end of period	$4,274,151	4,076,729	7,107,568	7,797,310	1,085,579	1,039,637	13,072,503	14,971,593

CHANGES IN UNITS:
Beginning units	34,122	39,829	26,067	29,552	57,170	60,856	65,360	72,923
Units purchased	4,017	5,184	152	1,105	4,024	8	517	1,225
Units redeemed	(5,994)	(10,891)	(4,283)	(4,590)	(4,770)	(3,695)	(12,703)	(8,788)

Ending units	32,145	34,122	21,936	26,067	56,424	57,170	53,174	65,360

	MMM		MIT		SAM
	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(48,919)	(56,622)	(33,679)	(41,448)	(2,291)	(1,950)
Realized gain (loss) on investments	-	-	387,412	360,769	-	-
Change in unrealized gain (loss) on investments	-	-	(191,602)	(817,264)	-	-
Reinvested capital gains	-	-	374,033	411,694	3	-

Net increase (decrease) in contract owners’ equity resulting from operations	(48,919)	(56,622)	536,164	(86,249)	(2,288)	(1,950)

Equity transactions:
Purchase payments received from contract owners (note 3)	12,613	150,211	31,771	25,181	40,879	116,914
Transfers between funds	(231,801)	467,331	(5,572)	(130,109)	10,538	(74,752)
Redemptions (note 3)	(461,733)	(350,810)	(1,537,510)	(890,296)	(81,071)	(325,105)
Annuity benefits	(5,249)	(10,357)	(18,869)	(20,044)	-	-
Contract maintenance charges (note 2)	(4,836)	(5,097)	(2,851)	(3,201)	(254)	(313)
Contingent deferred sales charges (note 2)	(120)	(3)	(4)	(12)	-	-
Adjustments to maintain reserves	(19,501)	(8,834)	8,967	10,607	18	(12)

Net equity transactions	(710,627)	242,441	(1,524,068)	(1,007,874)	(29,890)	(283,268)

Net change in contract owners’ equity	(759,546)	185,819	(987,904)	(1,094,123)	(32,178)	(285,218)
Contract owners’ equity beginning of period	4,357,961	4,172,142	8,507,740	9,601,863	167,509	452,727

Contract owners’ equity end of period	$3,598,415	4,357,961	7,519,836	8,507,740	135,331	167,509

CHANGES IN UNITS:
Beginning units	121,902	114,588	32,869	36,696	6,264	16,707
Units purchased	7,358	32,519	117	115	13,309	19,653
Units redeemed	(26,858)	(25,205)	(6,086)	(3,941)	(14,445)	(30,095)

Ending units	102,402	121,902	26,900	32,869	5,128	6,264

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

(b) The Contracts

Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

MASSACHUSETTS FINANCIAL SERVICES CO.
Growth Stock Fund - Class A (MIG)
MFS Bond Fund - Class A (MFB)
MFS Growth Fund - Class A (MEG)
MFS High Income Fund - Class A (MFH)
MFS Research Fund - Class A (MFR)
MFS Strategic Income Fund - Class A (MSI)
MFS Total Return Fund - Class A (MTR)
MFS U.S. Government Money Market Fund (MMM)
Massachusetts Investors Trust: Class A (MIT)
NATIONWIDE FUNDS GROUP
NVIT Money Market Fund - Class I (SAM)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract owners, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for federal income tax purposes. Accordingly, the contract owner is responsible for the income tax on such investments in accordance with the requirements of the Internal Revenue Code.

Other operations of the Account, including those associated with the non-tax qualified contracts existing as of the effective date of Rev. Rul. 81-225 (denoted with (81-225) in note 5), form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the

Internal Revenue Code. The Company does not provide income taxes within the Account. Taxes on these contracts are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Expenses

Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses. The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from the owners’ contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for redemption, or the amount redeemed. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The following additional contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by redeeming units; and (b) a mortality and expense risk charge assessed through a reduction of unit value equal to an annualized rate of 1.00%. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include:(a) an annual contract maintenance charge of $30 which is satisfied by redeeming units; and (b) a charge for mortality and expense risk assessed through a reduction of unit value equal to an annualized rate of 1.30%. The table on the following page provides mortality and expense risk charges by asset fee rate for the period ended December 31, 2016.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2016.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2016.

	Total	MIG	MFB	MEG	MFH	MFR	MSI	MTR

1.00%	$776	$574	$-	$-	$-	$164	$-	$-
1.30%	1,034,370	406,054	80,232	38,882	56,603	98,893	14,201	182,175

Totals	$1,035,146	$406,628	$80,232	$38,882	$56,603	$99,057	$14,201	$182,175

	MMM	MIT	SAM

1.00%	$38	$-	$-
1.30%	51,676	103,352	2,302

Totals	$51,714	$103,352	$2,302

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $423,049 and $127,884, respectively, and total transfers from the Account to the fixed account were $705,773 and $289,468, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$75,280,905	$-	$-	$75,280,905

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
Growth Stock Fund - Class A (MIG)	$2,102,981	$4,091,662
MFS Bond Fund - Class A (MFB)	289,219	1,569,275
MFS Growth Fund - Class A (MEG)	49,935	250,301
MFS High Income Fund - Class A (MFH)	724,295	855,360
MFS Research Fund - Class A (MFR)	426,632	1,353,035
MFS Strategic Income Fund - Class A (MSI)	114,804	105,606
MFS Total Return Fund - Class A (MTR)	606,518	3,184,157
MFS U.S. Government Money Market Fund (MMM)	258,945	999,018
Massachusetts Investors Trust: Class A (MIT)	443,706	1,636,400
NVIT Money Market Fund - Class I (SAM)	353,029	385,226

	$5,370,064	$14,430,040

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Growth Stock Fund - Class A (MIG)
Non-tax qualified
2016	1.00%	158	$343.868251	$54,331	0.73%	5.10%
2015	1.00%	290	327.171032	94,880	0.82%	-1.04%
2014	1.00%	60	330.611508	19,837	0.61%	10.41%
2013	1.00%	405	299.433509	121,271	0.52%	28.85%
2012	1.00%	318	232.393500	73,901	0.82%	15.74%
Tax qualified spectrum
2016	1.30%	67,672	342.482414	23,176,470	0.73%	4.79%
2015	1.30%	74,202	326.840088	24,252,188	0.82%	-1.34%
2014	1.30%	81,823	331.281044	27,106,409	0.61%	10.08%
2013	1.30%	92,089	300.951671	27,714,338	0.52%	28.46%
2012	1.30%	100,953	234.281132	23,651,383	0.82%	15.39%
Non-tax qualified spectrum
2016	1.30%	19,077	290.613761	5,544,039	0.73%	4.79%
2015	1.30%	22,227	277.340448	6,164,446	0.82%	-1.34%
2014	1.30%	24,349	281.108837	6,844,719	0.61%	10.08%
2013	1.30%	26,453	255.372820	6,755,377	0.52%	28.46%
2012	1.30%	28,984	198.799461	5,762,004	0.82%	15.39%
Non-tax qualified spectrum (81-225)
2016	1.30%	3,543	316.586268	1,121,665	0.73%	4.79%
2015	1.30%	3,954	302.126704	1,194,609	0.82%	-1.34%
2014	1.30%	3,991	306.231869	1,222,171	0.61%	10.08%
2013	1.30%	4,045	278.195801	1,125,302	0.52%	28.46%
2012	1.30%	3,932	216.566418	851,539	0.82%	15.39%
MFS Bond Fund - Class A (MFB)
Tax qualified spectrum
2016	1.30%	29,310	106.928925	3,134,087	3.22%	4.44%
2015	1.30%	33,433	102.385665	3,423,060	3.46%	-1.66%
2014	1.30%	38,218	104.109805	3,978,869	3.60%	4.31%
2013	1.30%	48,586	99.804377	4,849,095	3.37%	-1.81%
2012	1.30%	60,417	101.640506	6,140,814	4.26%	9.00%
Non-tax qualified spectrum
2016	1.30%	20,074	106.841575	2,144,738	3.22%	4.44%
2015	1.30%	28,928	102.302021	2,959,393	3.46%	-1.66%
2014	1.30%	29,587	104.024741	3,077,780	3.60%	4.31%
2013	1.30%	33,190	99.722830	3,309,801	3.37%	-1.81%
2012	1.30%	35,376	101.557452	3,592,696	4.26%	9.00%
Non-tax qualified spectrum (81-225)
2016	1.30%	676	107.259355	72,507	3.22%	4.44%
2015	1.30%	677	102.702042	69,529	3.46%	-1.66%
2014	1.30%	686	104.431499	71,640	3.60%	4.31%
2013	1.30%	687	100.112772	68,777	3.37%	-1.81%
2012	1.30%	685	101.954577	69,839	4.26%	9.00%
MFS Growth Fund - Class A (MEG)
Tax qualified spectrum
2016	1.30%	34,840	84.010119	2,926,913	0.00%	0.89%
2015	1.30%	37,386	83.269333	3,113,107	0.00%	5.72%
2014	1.30%	39,215	78.766628	3,088,833	0.00%	7.11%
2013	1.30%	45,393	73.539092	3,338,160	0.00%	34.51%
2012	1.30%	48,076	54.670715	2,628,349	0.00%	15.57%
Non-tax qualified spectrum (81-225)
2016	1.30%	7	84.010119	588	0.00%	0.89%
2015	1.30%	7	83.269333	583	0.00%	5.72%
2014	1.30%	7	78.766628	551	0.00%	7.11%
2013	1.30%	7	73.539092	515	0.00%	34.51%
2012	1.30%	7	54.670715	383	0.00%	15.57%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS High Income Fund - Class A (MFH)
Tax qualified spectrum
2016	1.30%	18,544	$132.399622	$2,455,219	5.56%	11.91%
2015	1.30%	21,660	118.309060	2,562,574	5.45%	-5.07%
2014	1.30%	26,928	124.624440	3,355,887	5.58%	0.87%
2013	1.30%	31,807	123.549875	3,929,751	5.88%	4.96%
2012	1.30%	33,659	117.708804	3,961,961	6.60%	12.64%
Non-tax qualified spectrum
2016	1.30%	11,631	130.390972	1,516,577	5.56%	11.91%
2015	1.30%	10,492	116.514175	1,222,467	5.45%	-5.07%
2014	1.30%	10,885	122.733748	1,335,957	5.58%	0.87%
2013	1.30%	15,422	121.675491	1,876,479	5.88%	4.96%
2012	1.30%	24,077	115.923032	2,791,079	6.60%	12.64%
Non-tax qualified spectrum (81-225)
2016	1.30%	1,970	132.399622	260,827	5.56%	11.91%
2015	1.30%	1,970	118.309060	233,069	5.45%	-5.07%
2014	1.30%	2,016	124.624440	251,243	5.58%	0.87%
2013	1.30%	2,017	123.549875	249,200	5.88%	4.96%
2012	1.30%	2,012	117.708804	236,830	6.60%	12.64%
MFS Research Fund - Class A (MFR)
Non-tax qualified
2014	1.00%	205	334.557520	68,584	0.65%	9.08%
2013	1.00%	52	306.703776	15,949	0.98%	30.79%
Tax qualified spectrum
2016	1.30%	14,869	334.160316	4,968,630	0.91%	7.32%
2015	1.30%	16,233	311.361742	5,054,335	0.70%	-0.46%
2014	1.30%	18,422	312.793001	5,762,273	0.65%	8.75%
2013	1.30%	21,165	287.622767	6,087,536	0.98%	30.40%
2012	1.30%	24,070	220.572900	5,309,190	0.74%	15.64%
Non-tax qualified spectrum
2016	1.30%	6,960	291.979077	2,032,174	0.91%	7.32%
2015	1.30%	9,710	272.058379	2,641,687	0.70%	-0.46%
2014	1.30%	10,785	273.308964	2,947,637	0.65%	8.75%
2013	1.30%	11,680	251.315983	2,935,371	0.98%	30.40%
2012	1.30%	12,701	192.729865	2,447,862	0.74%	15.64%
Non-tax qualified spectrum (81-225)
2016	1.30%	107	330.259794	35,338	0.91%	7.32%
2015	1.30%	124	307.727339	38,158	0.70%	-0.46%
2014	1.30%	140	309.141891	43,280	0.65%	8.75%
2013	1.30%	150	284.265458	42,640	0.98%	30.40%
2012	1.30%	159	217.998241	34,662	0.74%	15.64%
MFS Strategic Income Fund - Class A (MSI)
Tax qualified spectrum
2016	1.30%	39,357	19.160440	754,097	3.63%	6.44%
2015	1.30%	43,433	18.001240	781,848	3.82%	-3.34%
2014	1.30%	46,962	18.624024	874,621	4.14%	1.64%
2013	1.30%	51,939	18.323509	951,705	4.51%	-0.02%
2012	1.30%	55,547	18.327715	1,018,050	4.65%	9.27%
Non-tax qualified spectrum
2016	1.30%	12,169	19.160440	233,163	3.63%	6.44%
2015	1.30%	12,861	18.001240	231,514	3.82%	-3.34%
2014	1.30%	13,017	18.624024	242,429	4.14%	1.64%
2013	1.30%	13,173	18.323509	241,376	4.51%	-0.02%
2012	1.30%	13,331	18.327715	244,336	4.65%	9.27%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Non-tax qualified spectrum (81-225)
2016	1.30%	4,898	$19.160440	$93,848	3.63%	6.44%
2015	1.30%	876	18.001240	15,769	3.82%	-3.34%
2014	1.30%	877	18.624024	16,333	4.14%	1.64%
2013	1.30%	878	18.323509	16,088	4.51%	-0.02%
2012	1.30%	860	18.327715	15,753	4.65%	9.27%
MFS Total Return Fund - Class A (MTR)
Tax qualified spectrum
2016	1.30%	31,745	246.816527	7,835,191	2.18%	7.46%
2015	1.30%	37,775	229.692386	8,676,630	2.40%	-1.68%
2014	1.30%	44,059	233.606166	10,292,454	2.19%	6.93%
2013	1.30%	52,575	218.472412	11,486,187	2.05%	17.33%
2012	1.30%	60,688	186.208482	11,300,620	2.51%	9.80%
Non-tax qualified spectrum
2016	1.30%	21,287	238.910106	5,085,679	2.18%	7.46%
2015	1.30%	27,443	222.334518	6,101,526	2.40%	-1.68%
2014	1.30%	28,680	226.122935	6,485,206	2.19%	6.93%
2013	1.30%	30,306	211.473976	6,408,930	2.05%	17.33%
2012	1.30%	28,809	180.243570	5,192,637	2.51%	9.80%
Non-tax qualified spectrum (81-225)
2016	1.30%	142	244.415334	34,707	2.18%	7.46%
2015	1.30%	142	227.457794	32,299	2.40%	-1.68%
2014	1.30%	184	231.333501	42,565	2.19%	6.93%
2013	1.30%	165	216.346976	35,697	2.05%	17.33%
2012	1.30%	165	184.396930	30,425	2.51%	9.80%
MFS U.S. Government Money Market Fund (MMM)
Non-tax qualified
2016	1.00%	91	43.548401	3,963	0.07%	-0.92%
2015	1.00%	91	43.954522	4,000	0.00%	-1.00%
2014	1.00%	87	44.398498	3,863	0.00%	-1.00%
2013	1.00%	87	44.846955	3,902	0.00%	-1.00%
Tax qualified spectrum
2016	1.30%	64,335	34.951515	2,248,606	0.07%	-1.22%
2015	1.30%	73,460	35.384397	2,599,338	0.00%	-1.30%
2014	1.30%	73,911	35.850445	2,649,742	0.00%	-1.30%
2013	1.30%	85,217	36.322628	3,095,305	0.00%	-1.30%
2012	1.30%	95,231	36.801031	3,504,599	0.00%	-1.30%
Non-tax qualified spectrum
2016	1.30%	35,239	34.975799	1,232,512	0.07%	-1.22%
2015	1.30%	45,607	35.408981	1,614,897	0.00%	-1.30%
2014	1.30%	37,539	35.875352	1,346,725	0.00%	-1.30%
2013	1.30%	38,930	36.347867	1,415,022	0.00%	-1.30%
2012	1.30%	49,100	36.826601	1,808,186	0.00%	-1.30%
Non-tax qualified spectrum (81-225)
2016	1.30%	2,737	34.975799	95,729	0.07%	-1.22%
2015	1.30%	2,744	35.408981	97,162	0.00%	-1.30%
2014	1.30%	3,051	35.875352	109,456	0.00%	-1.30%
2013	1.30%	3,573	36.347867	129,871	0.00%	-1.30%
2012	1.30%	3,518	36.826601	129,556	0.00%	-1.30%
Massachusetts Investors Trust: Class A (MIT)
Tax qualified spectrum
2016	1.30%	17,413	286.597389	4,990,520	0.88%	7.36%
2015	1.30%	19,508	266.942016	5,207,505	0.86%	-1.03%
2014	1.30%	22,220	269.709194	5,992,938	0.81%	9.55%
2013	1.30%	27,027	246.193417	6,653,869	0.85%	30.19%
2012	1.30%	29,038	189.106788	5,491,283	1.25%	17.60%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Non-tax qualified spectrum
2016	1.30%	9,378	$257.146745	$2,411,522	0.88%	7.36%
2015	1.30%	13,252	239.511152	3,174,002	0.86%	-1.03%
2014	1.30%	14,356	241.993979	3,474,066	0.81%	9.55%
2013	1.30%	15,298	220.894675	3,379,247	0.85%	30.19%
2012	1.30%	18,885	169.674255	3,204,298	1.25%	17.60%
Non-tax qualified spectrum (81-225)
2016	1.30%	109	273.192963	29,778	0.88%	7.36%
2015	1.30%	109	254.456885	27,736	0.86%	-1.03%
2014	1.30%	120	257.094637	30,851	0.81%	9.55%
2013	1.30%	120	234.678715	28,161	0.85%	30.19%
2012	1.30%	118	180.262089	21,271	1.25%	17.60%
NVIT Money Market Fund - Class I (SAM)
Tax qualified spectrum
2016	1.30%	4,281	26.387771	112,966	0.01%	-1.29%
2015	1.30%	2,994	26.732332	80,037	0.00%	-1.30%
2014	1.30%	3,758	27.084423	101,783	0.00%	-1.30%
2013	1.30%	4,350	27.441149	119,369	0.00%	-1.30%
2012	1.30%	6,582	27.802570	182,997	0.00%	-1.30%
Non-tax qualified spectrum
2016	1.30%	847	26.404910	22,365	0.01%	-1.29%
2015	1.30%	3,270	26.749696	87,472	0.00%	-1.30%
2014	1.30%	12,949	27.102012	350,944	0.00%	-1.30%
2013	1.30%	4,810	27.458970	132,078	0.00%	-1.30%
2012	1.30%	6,033	27.820639	167,842	0.00%	-1.30%

2016	Reserves for annuity contracts in payout phase:				$631,795
2016	Contract owners’ equity:				$75,260,544
2015	Reserves for annuity contracts in payout phase:				$738,356
2015	Contract owners’ equity:				$82,494,176
2014	Reserves for annuity contracts in payout phase:				$854,021
2014	Contract owners’ equity:				$92,043,667
2013	Reserves for annuity contracts in payout phase:				$903,389
2013	Contract owners’ equity:				$97,419,758
2012	Reserves for annuity contracts in payout phase:				$923,390
2012	Contract owners’ equity:				$90,787,735
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total Return is not annualized if the underlying mutual fund option was initially added and funded.